Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
April 17, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Hereford Street Trust (the trust):
Fidelity Government Money Market Fund
Fidelity Money Market Fund (the funds)
File Nos. 033-52577 and 811-07139

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Scott C. Goebel
Scott C. Goebel
Secretary of the Trust